Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings
Schedule of external debt classification

	June 30,	December 31,
	2026	2025
	$’m	$’m

Non‑current
Senior Notes	1,966.3	1,965.5
Bank term loans	820.0	876.5
	2,786.3	2,842.0
Current
Senior Notes	218.4	218.4
Bank term loans	105.0	77.2
Letters of credit	0.1	0.1
	323.5	295.7

Total borrowings	3,109.8	3,137.7
Borrowings classified as held for sale (see note 21.2)	—	96.7
	3,109.8	3,234.4

Schedule of debt by debt instrument

	Principal
	amount					Carrying amount
	June 30,		Issue	Maturity		June 30,	December 31,
	2026	Currency	date	date	Interest rate	2026	2025
						$'m	$'m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	200.7	200.5
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	500.4	500.2
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	547.2	546.7
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	645.8	645.3
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	290.6	290.0

Debentures
I-Systems Soluções de Infraestrutura S.A.(a)	—	BRL	Jun'24	May'32	2.10% + CDI	—	26.8

Bank Term Loans
IHS Côte d’Ivoire S.A.	5.9B	XOF	Dec'23	Dec'28	6.50%	9.8	12.1
IHS Côte d’Ivoire S.A.	46.3M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	51.8	63.9
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	5.85% + 3M SOFR	198.9	198.2
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	257.0	256.8
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	200.7	198.6
IHS Towers South Africa Proprietary Limited	2.9B	ZAR	May'22	May'29	2.75% + 3M JIBAR	173.6	182.4
IHS Zambia Limited	33.3M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	33.2	42.9
I-Systems Soluções de Infraestrutura S.A.(a)	—	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	—	69.9

Revolving Credit Facilities and Overdraft(b)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	100.0B	NGN	Jan'26	Mar'29	1.00% + MPR	—	—
IHS Cameroon S.A.	10.0B	XAF	Sep'25	Aug'26	5.50%	—	—
IHS Cameroon S.A.	10.0B	XAF	Oct'25	Sep'26	5.50% - 6.00%	—	—

Letters of Credit(b)
IHS Nigeria	356.5M	USD	Feb'22	Sep'26	12.00% - 15.39%	0.1	0.1
						3,109.8	3,234.4
Exclude: Borrowings classified as held for sale (see note 21.2)						—	(96.7)
Borrowings						3,109.8	3,137.7
(a)	On February 11, 2026, IHS Fiber Brasil – Cessão de Infraestruturas Ltda. entered into a share purchase and sale agreement with TIM S.A., pursuant to which IHS Fiber Brasil – Cessão de Infraestruturas Ltda. agreed to sell its 51.0% stake in I-Systems. Borrowings for this business are presented within liabilities held for sale at December 31, 2025. In May 2026, the Group completed the I-Systems Disposal.
(b)	Principal amount for revolving credit facilities, overdrafts and letters of credit are the available facilities at June 30, 2026.